Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2025
Loans and Allowance for Credit Losses
Schedule of categories by purpose of loans

	2025	2024

	(In thousands)
Commercial and industrial loans	$92,019	$98,795
Commercial real estate
Commercial real estate - secured by residential mortgages	62,963	47,822
Commercial real estate - other	240,085	243,851
Residential real estate	89,580	91,737
Consumer loans	6,912	8,766
Total gross loans	491,559	490,971
Less allowance for credit losses	(4,261)	(4,026)
Total loans	$487,298	$486,945

Schedule of allowance for credit losses by collateral type and recorded investment in loans by purpose

	2025
	Commercial	Commercial	Residential
	and Industrial	Real Estate	Real Estate	Consumer	Total

	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$557	$2,115	$1,223	$131	$4,026
Provision for (reversal of) charged to expense	233	456	(181)	116	624
Losses charged off	(255)	—	(8)	(174)	(437)
Recoveries	9	—	—	39	48
Balance, end of year	$544	$2,571	$1,034	$112	$4,261
Ending balance: individually evaluated for impairment	$—	$425	$—	$—	$425
Ending balance: collectively evaluated for impairment	$544	$2,146	$1,034	$112	$3,836
Loans:
Ending balance: individually evaluated for impairment	$312	$1,385	$453	$—	$2,150
Ending balance: collectively evaluated for impairment	$91,707	$301,663	$89,127	$6,912	$489,409

	2024
	Commercial	Commercial	Residential
	and Industrial	Real Estate	Real Estate	Consumer	Total

	(In thousands)
Allowance for credit losses:
Balance, beginning of year	$479	$1,985	$1,360	$94	$3,918
Provision for (reversal of) credit losses	203	120	(120)	226	429
Losses charged off	(127)	—	(17)	(216)	(360)
Recoveries	2	10	—	27	39
Balance, end of year	$557	$2,115	$1,223	$131	$4,026
Ending balance: individually evaluated for credit loss	$—	$—	$—	$—	$—
Ending balance: collectively evaluated for credit loss	$557	$2,115	$1,223	$131	$4,026
Loans:
Ending balance: individually evaluated for credit loss	$—	$16	$203	$—	$219
Ending balance: collectively evaluated for credit loss	$98,795	$291,657	$91,534	$8,766	$490,752

Schedule of portfolio quality indicators

Based on the most recent analysis performed, the following table presents the recorded investment in non-homogeneous loans by internal risk rating system as of December 31, 2025 (in thousands):

							Revolving	Revolving
							Loans	Loans
							Amortized	Converted
December 31, 2025	2025	2024	2023	2022	2021	Prior	Cost Basis	to Term	Total
Commercial and industrial
Risk Rating
Pass	$16,029	$17,946	$11,518	$7,127	$3,815	$13,946	$20,293	$—	$90,674
Special Mention	—	—	—	—	—	—	1,033	—	1,033
Substandard	—	—	—	26	—	170	116	—	312
Doubtful	—	—	—	—	—	—	—	—	—
Total	$16,029	$17,946	$11,518	$7,153	$3,815	$14,116	$21,442	$—	$92,019

Commercial and industrial
Current period gross charge-offs	$—	$—	$39	$—	$—	$27	$189	$—	$255

Commercial real estate
Risk Rating
Pass	$22,707	$19,186	$28,952	$29,460	$39,927	$85,508	$65,095	$—	$290,835
Special Mention	—	—	—	308	4,198	4,283	—	—	8,789
Substandard	—	—	—	—	368	3,056	—	—	3,424
Doubtful	—	—	—	—	—	—	—	—	—
Total	$22,707	$19,186	$28,952	$29,768	$44,493	$92,847	$65,095	$—	$303,048

Commercial real estate
Current period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—	$—

Total
Pass	$38,736	$37,132	$40,470	$36,587	$43,742	$99,454	$85,388	$—	$381,509
Special Mention	—	—	—	308	4,198	4,283	1,033	—	9,822
Substandard	—	—	—	26	368	3,226	116	—	3,736
Doubtful	—	—	—	—	—	—	—	—	—
Total	$38,736	$37,132	$40,470	$36,921	$48,308	$106,963	$86,537	$—	$395,067
Current period gross charge-offs	$—	$—	$39	$—	$—	$27	$189	$—	$255
. The following table presents the amortized cost in residential and consumer loans based on payment activity (in thousands):

							Revolving	Revolving
							Loans	Loans
							Amortized	Converted
December 31, 2025	2025	2024	2023	2022	2021	Prior	Cost Basis	to Term	Total
Residential Real Estate
Payment Performance
Performing	$10,113	$7,972	$8,730	$14,302	$13,348	$34,556	$—	$—	$89,021
Nonperforming	254	22	—	—	—	283	—	—	559
Total	$10,367	$7,994	$8,730	$14,302	$13,348	$34,839	$—	$—	$89,580

Residential real estate
Current period gross charge-offs	$—	$—	$—	$—	$4	$4	$—	$—	$8

Consumer
Payment Performance
Performing	$1,858	$2,968	$787	$398	$202	$643	$46	$—	$6,902
Nonperforming	—	—	—	—	—	10	—	—	10
Total	$1,858	$2,968	$787	$398	$202	$653	$46	$—	$6,912

Consumer
Current period gross charge-offs	$136	$7	$29	$2	$—	$—	$—	$—	$174

Total
Payment Performance
Performing	$11,971	$10,940	$9,517	$14,700	$13,550	$35,202	$46	$—	$95,926
Nonperforming	254	22	—	—	—	294	—	—	570
Total	$12,225	$10,962	$9,517	$14,700	$13,550	$35,496	$46	$—	$96,496
Current period gross charge-offs	$136	$7	$29	$2	$4	$4	$—	$—	$182

Based on the most recent analysis performed, the following table presents the recorded investment in non - homogeneous loans by internal risk rating system as of December 31, 2024 (in thousands):

							Revolving	Revolving
							Loans	Loans
							Amortized	Converted
December 31, 2024	2024	2023	2022	2021	2020	Prior	Cost Basis	to Term	Total
Commercial and industrial
Risk Rating
Pass	$22,474	$17,993	$11,487	$8,082	$10,099	$8,295	$19,068	$—	$97,498
Special Mention	—	—	26	—	—	185	1,086	—	1,297
Substandard	—	—	—	—	—	—	—	—	—
Doubtful	—	—	—	—	—	—	—	—	—
Total	$22,474	$17,993	$11,513	$8,082	$10,099	$8,480	$20,154	$—	$98,795

Commercial and industrial
Current period gross charge-offs	$—	$127	$—	$—	$—	$—	$—	$—	$127

Commercial real estate
Risk Rating
Pass	$19,554	$30,858	$32,972	$36,870	$31,461	$68,279	$57,096	$—	$277,090
Special Mention	—	—	315	242	—	7,781	6,229	—	14,567
Substandard	—	—	—	—	—	16	—	—	16
Doubtful	—	—	—	—	—	—	—	—	—
Total	$19,554	$30,858	$33,287	$37,112	$31,461	$76,076	$63,325	$—	$291,673

Commercial real estate
Current period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—	$—

Total
Pass	$42,028	$48,851	$44,459	$44,952	$41,560	$76,574	$76,164	$—	$374,588
Special Mention	—	—	341	242	—	7,966	7,315	—	15,864
Substandard	—	—	—	—	—	16	—	—	16
Doubtful	—	—	—	—	—	—	—	—	—
Total	$42,028	$48,851	$44,800	$45,194	$41,560	$85,556	$83,479	$—	$390,468
Current period gross charge-offs	$—	$127	$—	$—	$—	$—	$—	$—	$127
The following table presents the amortized cost in residential and consumer loans based on payment activity (in thousands):

							Revolving	Revolving
							Loans	Loans
							Amortized	Converted
December 31, 2024	2024	2023	2022	2021	2020	Prior	Cost Basis	to Term	Total
Residential Real Estate
Payment Performance
Performing	$9,480	$10,469	$16,912	$15,174	$17,401	$21,993	$—	$—	$91,429
Nonperforming	—	22	—	17	—	269	—	—	308
Total	$9,480	$10,491	$16,912	$15,191	$17,401	$22,262	$—	$—	$91,737

Residential real estate
Current period gross charge-offs	$—	$—	$—	$—	$—	$17	$—	$—	$17

Consumer
Payment Performance
Performing	$4,619	$1,427	$798	$349	$275	$907	$376	$—	$8,751
Nonperforming	—	—	—	—	15	—	—	—	15
Total	$4,619	$1,427	$798	$349	$290	$907	$376	$—	$8,766

Consumer
Current period gross charge-offs	$144	$72	$—	$—	$—	$—	$—	$—	$216

Total
Payment Performance
Performing	$14,099	$11,896	$17,710	$15,523	$17,676	$22,900	$376	$—	$100,180
Nonperforming	—	22	—	17	15	269	—	—	323
Total	$14,099	$11,918	$17,710	$15,540	$17,691	$23,169	$376	$—	$100,503
Current period gross charge-offs	$144	$72	$—	$—	$—	$17	$—	$—	$233

Schedule of loan portfolio aging analysis

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2025:

	30‑59 Days	60‑89 Days	Greater
	Past	Past	Than 90		Total Past
	Due and	Due and	Days and	Non	Due and		Total Loans
	Accruing	Accruing	Accruing	Accrual	Non Accrual	Current	Receivable

	(In thousands)
Commercial and industrial	$19	$—	$—	$312	$331	$91,688	$92,019
Commercial real estate	124	4,198	—	1,385	5,707	297,341	303,048
Residential	551	45	—	559	1,155	88,425	89,580
Consumer	36	—	—	10	46	6,866	6,912
Total	$730	$4,243	$—	$2,266	$7,239	$484,320	$491,559

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2024:

	30‑59 Days	60‑89 Days	Greater
	Past	Past	Than 90		Total Past
	Due and	Due and	Days and	Non	Due and		Total Loans
	Accruing	Accruing	Accruing	Accrual	Non Accrual	Current	Receivable

	(In thousands)
Commercial and industrial	$—	$43	$41	$170	$254	$98,541	$98,795
Commercial real estate	48	—	—	258	307	291,366	291,673
Residential	95	30	—	308	432	91,305	91,737
Installment	15	2	15	—	32	8,734	8,766
Total	$158	$75	$56	$736	$1,025	$489,946	$490,971

Schedule of amortized cost basis of loans on nonaccrual status and loans past due over 90 days still accruing interest

The following table present the amortized cost basis of loans on nonaccrual status and loans past due over 90 days still accruing interest as of December 31, 2025:

				Loans Past
				Due Over 90 Days	Total
	Nonaccrual with no ACL	Nonaccrual with ACL	Total Nonaccrual	Still Accruing	Nonperforming

	(In thousands)
Commercial and industrial	$312	$—	$312	$—	$312
Commercial real estate	1	1,384	1,385	—	1,385
Residential	559	—	559	—	559
Consumer	10	—	10	—	10
Total	$882	$1,384	$2,266	$—	$2,266

The following table present the amortized cost basis of loans on nonaccrual status and loans past due over 90 days still accruing interest as of December 31, 2024:

				Loans Past
				Due Over 90 Days	Total
	Nonaccrual with no ACL	Nonaccrual with ACL	Total Nonaccrual	Still Accruing	Nonperforming

	(In thousands)
Commercial and industrial	$170	$—	$170	$41	$211
Commercial real estate	258	—	258	—	258
Residential	308	—	308	—	308
Consumer	—	—	—	15	15
Total	$736	$—	$736	$56	$792